Common Shares (Details)	12 Months Ended
Jan. 31, 2025 shares
Number of Special Warrants
Warrants Outstanding, Beginning Balance	0
Allocated common share issued	702,180
Number of common share issued	6,669,041
Warrants Outstanding, Ending Balance	6,669,041
December 31, 2023 [Member]
Number of Special Warrants
Warrants Outstanding, Beginning Balance	0
Allocated common share issued	323,883
Number of common share issued	3,035,342
Warrants Outstanding, Ending Balance	3,035,342
April 30, 2024 [Member]
Number of Special Warrants
Warrants Outstanding, Beginning Balance	0
Allocated common share issued	31,607
Number of common share issued	300,000
Warrants Outstanding, Ending Balance	300,000
March 28, 2024 [Member]
Number of Special Warrants
Warrants Outstanding, Beginning Balance	0
Allocated common share issued	310,296
Number of common share issued	2,983,699
Warrants Outstanding, Ending Balance	2,983,699
February 29, 2024 [Member]
Number of Special Warrants
Warrants Outstanding, Beginning Balance	0
Allocated common share issued	350,000
Number of common share issued	36,394
Warrants Outstanding, Ending Balance	350,000